Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory

	December 31, 2025	December 31, 2024
Raw materials	$3,867	$5,934
Finished goods	3,736	3,005
	$7,603	$8,939